SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT

14.	SUBSEQUENT EVENT

Subsequent to June 30, 2024, the Company announced a non-brokered private placement of up to 18,635 convertible debenture units of the Company (each, a “Unit”). Each Unit consists of one convertible debenture (a “Debenture”) in the principal amount of $1,000 and 523 common share purchase warrants (each, a “Warrant”). Each Warrant is exercisable for a period of five years from the date of issuance for one common share of the Company (a “Share”) at an exercise price of $1.91 per share. The Debentures will mature one-year from the date of issuance. The Debentures will bear simple interest at a rate of 10% per annum, payable on the Maturity Date or the date on which all or any portion of the Debenture is repaid. Interest will be paid in cash or Shares based on a conversion price of $1.91 (the “Conversion Price”). As of the date of this quarterly report, the Company has received subscription proceeds totaling $2,400,000.

15. SUBSEQUENT EVENTS

(a)	On October 23, 2023, the Company effected a 1-for-4 reverse split of the Company’s outstanding common shares.

(b)	On November 2, 2023, the Company received a $45,000 loan from a former director of the Company. The loan is unsecured, non-interest bearing, and has no specific repayment terms.

(c)	On February 28, 2024, the Company announced a private placement of convertible debenture units of the Company (the “Units”) for gross proceeds of up to $20,000,000. Each Unit will consist of one convertible debenture (a “Debenture”) in the principal amount of $1,000 and one common share purchase warrant (a “Warrant”). Each Warrant will be exercisable for a period of five years from the date of issuance for one common share of the Company (a “Share”) at an exercise price of $4.08. On May 29, 2024, the Company amended the terms of the Units. Each Unit will now consist of one convertible debenture (a “Debenture”) in the principal amount of $1,000 and 294 common share purchase warrants (each a “Warrant”). Each Warrant will be exercisable for a period of five years from the date of issuance for one common share of the Company (a “Share”) at an exercise price of $4.08. The Debentures will mature (the “Maturity Date”) on the earlier of: (i) one-year from the date of issuance or (ii) three-months from the date of issuance if the Company does not enter into a securities exchange, unit purchase or merger agreement with a third party to the reasonable satisfaction of a majority of the holders of Debentures. The Debentures will bear simple interest at a rate of 10% per annum, payable on the Maturity Date or the date on which all or any portion of the Debenture is repaid, and have a conversion price of $3.40 per share. Interest will be paid in cash or Shares based on a conversion price of $3.40.

(d)	On April 16, 2024, the Company closed the first tranche of the private placement announced on February 28, 2024, consisting of 500 Units for gross proceeds of $500,000. As a result, the Company issued a Debenture with a principal amount of $500,000 and 147,000 Warrants.

(e)	On April 16, 2024, the Company received a cease trade order due to failing to file its annual financial statements for fiscal 2023 (the “FFCTO”) from the British Columbia Securities Commission (the “BCSC”) and the trading was halted from the CSE effective April 17, 2024.

(f)	On June 5, 2024, the Company was granted a partial revocation of the FFCTO by the BCSC to permit the Company to complete an additional private placement of convertible debenture units for gross proceeds of $865,000.

(g)	On June 16, 2024, the Company closed the second tranche of the private placement of convertible debenture units announced on February 28, 2024, consisting of 865 Units for gross proceeds of $865,000. As a result, the Company issued a Debenture with a principal amount of $865,000 and 254,310 Warrants.

(h)	The Company entered into an employment agreement with Bradley Taillon, the Company’s CEO, on April 29, 2024. Pursuant to this employment agreement, the Company employs Mr. Taillon to serve as CEO of the Company and to perform such duties and have such authority as may from time to time be assigned by the Company’s Board of Directors. As compensation for the performance of such duties, the Company paid Mr. Taillon a base salary of $250,000, which shall be reviewed by the Company annually. The terms of this employment agreement as amended also provide that Mr. Taillon is eligible for an annual cash bonus of up to 100% of his annual salary. In addition to any annual bonus, Mr. Taillon received a one-time sign-on bonus of $50,000 and is eligible for additional performance bonuses ranging from $50,000 to $750,000 upon the closing of a qualified financing with proceeds to the Company of $1 million or greater. Further, the terms of this employment agreement provide that if Mr. Taillon’s employment with the Company is terminated without “cause” (as defined in the agreement) than Mr. Taillon is entitled to a severance payment equal to two years of base salary and a bonus equal to 50% of his annual base salary.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2023 AND 2022